PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets
	Aerospace & Defense – 7.1%
19,152	Axon Enterprise, Inc.(a)	$3,177,891
20,404	HEICO Corp.	3,134,871
39,854	Hexcel Corp.	2,345,408
30,358	Parsons Corp.(a)	1,404,057

		10,062,227

	Air Freight & Logistics – 1.2%
16,571	Forward Air Corp.	1,738,132

	Banks – 2.5%
37,748	Glacier Bancorp, Inc.	1,865,506
54,085	Pacific Premier Bancorp, Inc.	1,706,923

		3,572,429

	Biotechnology – 5.9%
49,552	Halozyme Therapeutics, Inc.(a)	2,819,509
34,691	PTC Therapeutics, Inc.(a)	1,324,155
9,338	United Therapeutics Corp.(a)	2,596,804
61,042	Xencor, Inc.(a)	1,589,534

		8,330,002

	Capital Markets – 3.2%
22,496	Hamilton Lane, Inc., Class A	1,437,045
9,881	Morningstar, Inc.	2,140,126
37,285	StepStone Group, Inc., Class A	938,836

		4,516,007

	Commercial Services & Supplies – 2.2%
37,039	Driven Brands Holdings, Inc.(a)	1,011,535
14,772	Tetra Tech, Inc.	2,144,747

		3,156,282

	Communications Equipment – 1.7%
48,601	Ciena Corp.(a)	2,477,679

	Construction & Engineering – 3.7%
7,626	Valmont Industries, Inc.	2,521,689
58,906	WillScot Mobile Mini Holdings Corp.(a)	2,660,784

		5,182,473

	Distributors – 1.0%
4,774	Pool Corp.	1,443,323

	Electronic Equipment, Instruments & Components – 3.9%
21,672	Advanced Energy Industries, Inc.	1,859,024
18,049	Coherent Corp.(a)	633,520
48,548	Napco Security Technologies, Inc.(a)	1,334,099
32,477	Trimble, Inc.(a)	1,642,037

		5,468,680

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – 3.3%
95,862	ChampionX Corp.	$2,779,039
92,831	NOV, Inc.	1,939,240

		4,718,279

	Food & Staples Retailing – 5.0%
45,205	BJ’s Wholesale Club Holdings, Inc.(a)	2,990,763
9,600	Casey’s General Stores, Inc.	2,153,760
33,347	Performance Food Group Co.(a)	1,947,131

		7,091,654

	Food Products – 1.8%
65,214	Simply Good Foods Co. (The)(a)	2,480,088

	Health Care Equipment & Supplies – 7.6%
34,172	Axonics, Inc.(a)	2,136,775
18,971	CONMED Corp.	1,681,590
45,305	Envista Holdings Corp.(a)	1,525,419
34,368	Globus Medical, Inc., Class A(a)	2,552,511
6,519	Insulet Corp.(a)	1,919,128
18,214	LivaNova PLC(a)	1,011,606

		10,827,029

	Health Care Providers & Services – 2.0%
34,430	Acadia Healthcare Co., Inc.(a)	2,834,278

	Health Care Technology – 0.7%
37,192	Evolent Health, Inc., Class A(a)	1,044,351

	Hotels, Restaurants & Leisure – 5.6%
10,735	Churchill Downs, Inc.	2,269,701
20,952	Light & Wonder, Inc.(a)	1,227,787
25,444	Planet Fitness, Inc., Class A(a)	2,004,987
26,250	Texas Roadhouse, Inc.	2,387,438

		7,889,913

	Insurance – 2.9%
8,047	Kinsale Capital Group, Inc.	2,104,451
13,861	Palomar Holdings, Inc.(a)	625,963
9,996	Reinsurance Group of America, Inc.	1,420,332

		4,150,746

	IT Services – 4.7%
7,888	Concentrix Corp.	1,050,366
18,401	Endava PLC, Sponsored ADR(a)	1,407,677
13,537	ExlService Holdings, Inc.(a)	2,293,574
11,490	WEX, Inc.(a)	1,880,338

		6,631,955

	Machinery – 3.5%
33,092	Ingersoll Rand, Inc.	1,729,057
10,443	Middleby Corp. (The)(a)	1,398,318

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
9,058	RBC Bearings, Inc.(a)	$1,896,292

		5,023,667

	Oil, Gas & Consumable Fuels – 2.6%
83,346	Magnolia Oil & Gas Corp., Class A	1,954,464
30,364	Matador Resources Co.	1,738,035

		3,692,499

	Pharmaceuticals – 0.9%
32,771	Pacira BioSciences, Inc.(a)	1,265,288

	Professional Services – 3.5%
14,278	FTI Consulting, Inc.(a)	2,267,346
51,528	KBR, Inc.	2,720,679

		4,988,025

	Semiconductors & Semiconductor Equipment – 4.5%
3,440	Monolithic Power Systems, Inc.	1,216,418
16,304	Nova Ltd.(a)	1,331,711
18,948	Power Integrations, Inc.	1,358,951
27,074	Semtech Corp.(a)	776,753
12,279	Silicon Laboratories, Inc.(a)	1,665,892

		6,349,725

	Software – 4.3%
76,990	Box, Inc., Class A(a)	2,396,699
11,593	Paylocity Holding Corp.(a)	2,252,056
4,676	Tyler Technologies, Inc.(a)	1,507,589

		6,156,344

	Specialty Retail – 2.8%
14,186	Five Below, Inc.(a)	2,509,078
36,091	National Vision Holdings, Inc.(a)	1,398,887

		3,907,965

	Technology Hardware, Storage & Peripherals – 2.7%
39,887	Avid Technology, Inc.(a)	1,060,596
105,166	Pure Storage, Inc., Class A(a)	2,814,242

		3,874,838

	Textiles, Apparel & Luxury Goods – 3.9%
17,670	Columbia Sportswear Co.	1,547,539
6,921	Deckers Outdoor Corp.(a)	2,762,586
29,130	Skechers U.S.A., Inc., Class A(a)	1,222,004

		5,532,129

	Thrifts & Mortgage Finance – 1.1%
39,557	Axos Financial, Inc.(a)	1,511,869

	Trading Companies & Distributors – 1.1%
13,174	SiteOne Landscape Supply, Inc.(a)	1,545,574

Shares	Description	Value (†)

Common Stocks – continued
	Total Common Stocks (Identified Cost $145,170,740)	$137,463,450

Principal Amount

Short-Term Investments – 3.2%
$4,522,899	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $4,523,804 on 1/03/2023 collateralized by $5,272,900 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $4,613,376 including accrued interest(b) (Identified Cost $4,522,899)	4,522,899

	Total Investments – 100.1% (Identified Cost $149,693,639)	141,986,349
	Other assets less liabilities – (0.1)%	(103,368)

	Net Assets – 100.0%	$141,882,981

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$137,463,450	$—	$—	$137,463,450
Short-Term Investments	—	4,522,899	—	4,522,899

Total	$137,463,450	$4,522,899	$—	$141,986,349

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2022 (Unaudited)

Health Care Equipment & Supplies	7.6%
Aerospace & Defense	7.1
Biotechnology	5.9
Hotels, Restaurants & Leisure	5.6
Food & Staples Retailing	5.0
IT Services	4.7
Semiconductors & Semiconductor Equipment	4.5
Software	4.3
Textiles, Apparel & Luxury Goods	3.9
Electronic Equipment, Instruments & Components	3.9
Construction & Engineering	3.7
Machinery	3.5
Professional Services	3.5
Energy Equipment & Services	3.3
Capital Markets	3.2
Insurance	2.9
Specialty Retail	2.8
Technology Hardware, Storage & Peripherals	2.7
Oil, Gas & Consumable Fuels	2.6
Banks	2.5
Commercial Services & Supplies	2.2
Health Care Providers & Services	2.0
Other Investments, less than 2% each	9.5
Short-Term Investments	3.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%